Notes Payable - Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable - Related Party [Abstract]
Schedule of Notes Payable - Related Party	During the nine month period ended September 30, 2023, the Company recorded finance expense of $0 (December 31, 2022 — $60,770). As of September 30, 2023, all notes are fully accreted.
Amount ($)
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(177,690)
Repayments	(64,550)
Finance expense	60,770
Balance, December 31, 2022	2,604,713
Foreign currency adjustment	8,119
Repayments	(821,292)
Balance, September 30, 2023	1,791,540
Current	1,791,540
Non-current	0
During the year ended December 31, 2022, the Company recorded finance expense of $60,770 (December 31, 2021 — $225,196), related to bringing the notes to their present value.
Amount ($)
Balance at December 31, 2020	4,528,549
Proceeds	—
Repayments	(2,058,720)
Contribution benefit	—
Finance expense	225,196
Foreign exchange adjustment	91,158
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(177,690)
Repayments	(64,550)
Finance expense	60,770
Balance, December 31, 2022	2,604,713
Current	2,604,713
Non-current	0